Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 62,590,000
Previously Paid Amount	0.00
Total Fee Amount	8,643.68
Total Offset Amount	0.00
Net Fee	8,643.68
Narrative - Max Aggregate Offering Price	$ 62,590,000
Final Prospectus	true